Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) $ / shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 TTD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of par value of debenture conversion	150.00%	150.00%	150.00%
Debentures convertible into common shares subject to minimum price per share | $ / shares	$ 5
Repurchasement and cancellation of subordinated liabilities	$ 638			$ 55		$ 1,514
September 23, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Debt redeemed	37		$ 195
June 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Debt redeemed	$ 600
Borrowings interest rate	6.00%	6.00%	6.00%
June 6, 2023 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.50%	2.50%	2.50%
October 28, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%	3.00%	3.00%
October 28, 2024 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.19%	1.19%	1.19%
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Repurchasement and cancellation of subordinated liabilities		$ 0			$ 34
July 31, 2084 [member] | Six-month US$ LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.25%	0.25%	0.25%	0.25%	0.25%
Borrowings, interest rate basis	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%	Six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.42%	3.42%	3.42%
January 26, 2026 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.57%	2.57%	2.57%
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.45%	3.45%	3.45%
April 4, 2028 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%	1.00%
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Repurchasement and cancellation of subordinated liabilities		$ 0			$ 19
August 31, 2085 [member] | Six-month US$ LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.125%	0.125%	0.125%	0.125%	0.125%
Borrowings, interest rate basis	Six-month US$ LIBOR plus 0.125%	Six-month US$ LIBOR plus 0.125%	Six-month US$ LIBOR plus 0.125%	Six-month US$ LIBOR plus 0.125%	Six-month US$ LIBOR plus 0.125%